COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2026	¥44,067,538	$6,301,574
Total minimum payments required	¥44,067,538	$6,301,574

Schedule of non-cancellable operating lease agreements

Twelve months ending December 31,	RMB	US Dollars
2026	¥441,015	$63,064
2027	135,391	19,361
Total	¥576,406	$82,425